Investment Strategy - LS Opportunity Fund	Oct. 01, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund will employ a research-driven, bottom-up stock selection process on both the long and short side whereby investment decisions are based upon extensive analysis of the business and financial fundamentals concerning particular companies and their industries, leading to an assessment of the companies’ investment value. The Fund seeks to capitalize on significant differences between the current market price of a company’s stock and its current or expected future investment value. The Fund’s approach is designed to seek capital growth during periods of rising or stable stock prices and capital preservation during periods of declining stock prices.

In implementing its strategies, the Fund generally intends to take positions in equity securities, including common and preferred stocks and securities convertible into equity securities, and in other investment companies. The Fund may also hold positions in foreign securities. The Fund will take long positions and sell securities short to implement its strategies. When the Fund takes a long position with respect to a particular security, the Fund purchases a security with the expectation that the price of the security will appreciate in the future. When the Fund sells securities short, the Fund takes a position with respect to that security that reflects its expectation that the price of the security will decline in the future. The Fund may, at times, focus its investments in companies in the financial services industry. The Fund may also invest in the securities of small to mid-sized companies. Prospector Partners, LLC, the Fund’s sub-advisor (the “Sub-Advisor”), considers small to mid-sized companies those whose market capitalization is between $100 million and $15 billion at the time of purchase.

On the long side, the Fund invests primarily in equity and equity-related securities of companies whose fundamentals (such as growth prospects and appropriate capital) combined with attractive valuations, indicate significant upside opportunity relative to downside risk. Particular emphasis is given to analyzing company balance sheets, including reconciling a “GAAP” net worth to an intrinsic value or private market value. Downside risk is determined through extensive proprietary modeling of the company’s financial statements. The assessment of upside opportunity includes a focus on companies that are able to generate excess cash that is being used or can be used to enhance shareholder value; companies with good franchises that are undergoing significant positive change; and companies that are valued in the public markets at a significant discount to their value in a potential private transaction. On the short side, the Fund takes positions primarily in equity and equity-related securities of companies with weak or deteriorating fundamentals, which, combined with unattractive valuations, indicate significant downside risk. The Fund will be managed with a long-term orientation. The objective on the long side of the portfolio is to generally hold core positions for more than one year. On the short side of the portfolio, holding periods are generally expected to be less than a year.

In addition, the Fund plans to use short positions in a “pair-traded” format (i.e., a strategy that matches a long position with a short position in two or more stocks in the same sector) to exploit valuation anomalies and dampen portfolio volatility. The Fund intends to use a traditional “long/short” hedging strategy. A traditional “long/short” hedging strategy utilizes both long positions and short positions as the primary driver of returns while simultaneously attempting to reduce portfolio volatility.

The Fund may also engage in options and futures transactions, which are sometimes referred to as derivative transactions, for any purpose consistent with its investment objective, such as for hedging or obtaining market exposure. The derivative securities that the Fund may purchase or sell (write) include exchange-traded put or call options on stocks or stock indices. A put option gives the owner of the put the right to sell a security and a call option gives the owner of the call the right to buy a security. The Fund also may purchase or sell (write) index futures contracts or options on index futures contracts on a temporary basis in lieu of investing in equity securities. A futures contract is a contract to buy or sell a specified amount of another security at a particular price on a particular future date.

The Fund may reduce or eliminate a position if the Sub-Advisor believes the position (i) has reached an intrinsic value that reflects its current market value, (ii) has been revalued as new research uncovers challenges to assumptions underlying the investment case, or (iii) through the displacement in the portfolio by a better idea.